Offerings - Offering: 1	Oct. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon redemption of the Closing Date Loan Notes
Amount Registered | shares	17,355,139
Maximum Aggregate Offering Price	$ 71,176,582.33
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,192.36
Offering Note	Unless otherwise defined herein, capitalized terms shall have the meanings ascribed to them in the Share Purchase Agreement or the section entitled “Frequently Used Terms” in the accompanying proxy statement/prospectus.

On October 8, 2026, Drilling Tools International Corporation, a Delaware corporation (“DTI”), entered into a Share Purchase Agreement (the “SPA”) by and among (i) DTI, (ii) Casing Technologies Group Limited, a Scottish private company with limited liability and a wholly-owned subsidiary of DTI (the “Buyer”), (iii) Saltire Energy Limited and Foxley Energy Limited, each a Scottish private company with limited liability (together, the “Companies”), (iv) the shareholders of the Companies party thereto (the “Sellers”), and (v) Jack William Loggie, solely in his capacity as the Seller Representative. Pursuant to the SPA, subject to the satisfaction or waiver of certain conditions set forth therein, the Buyer will acquire 100% of the issued and outstanding share capital of each of the Companies from the Sellers at the closing (the “Acquisition”), and upon the closing the Companies will become wholly-owned subsidiaries of DTI. The consideration payable pursuant to the SPA includes £60,000,000 in cash and the Closing Date Loan Note Consideration, consisting of Closing Date Loan Notes to be issued to the Sellers. The Closing Date Loan Notes will have an aggregate redemption amount equal to the quoted price of 17,355,139 shares of DTI Common Stock as of the time of redemption of the Closing Date Loan Notes and will simultaneously be converted into shares of DTI Common Stock. The shares of DTI Common Stock issuable upon redemption of the Closing Date Loan Notes are being registered hereunder.

Pursuant to Rule 416 under the Securities Act, this registration statement also covers such indeterminate number of additional shares of DTI Common Stock as may become issuable upon redemption of the Closing Date Loan Notes, or to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents 17,355,139 shares of DTI Common Stock issuable to the Sellers upon conversion of the Closing Date Loan Notes.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(f)(2) and Rule 457(f)(3) under the Securities Act. Because the Companies are privately held and there is no established public trading market for their shares, the proposed maximum aggregate offering price has been computed on the basis of the aggregate book value of the shares of £113,783,121 of the Companies to be received by DTI in the Acquisition, computed as of the latest practicable date prior to the date of filing in accordance with Rule 457(f)(2), reduced by the £60,000,000 in cash consideration payable by DTI in connection with the Acquisition in accordance with Rule 457(f)(3). The pound sterling-denominated amounts have been converted into U.S. dollars at an exchange rate of $1.3234 per £1.00, the published spot rate reported in the Federal Reserve Statistical Release H.10 on October 5, 2026, the latest practicable date prior to filing used for purposes of the Rule 457(f)(2) valuation.